Summary of Consolidation Accounting Policy (Detail) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($) mi²	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) mi²	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) mi² Unit	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jan. 01, 2015	Dec. 31, 2011 USD ($)	Feb. 06, 2009 USD ($)
Revenue Recognition
Excise taxes collected					$ 231,700	$ 243,900	$ 244,200
Goodwill	$ 1,656,513		$ 1,656,513		$ 1,656,513	1,656,513				$ 1,700,000
Number of reportable segments | Unit					1
Cash and Cash Equivalents, at Carrying Value	20,200	$ 26,470	20,200	$ 26,470	$ 37,527	44,302	$ 135,542		$ 37,235
Cash equivalents					1,800	2,600
Allowance for doubtful accounts	$ 11,488		$ 11,488		7,472	$ 7,385
Self Insurance [Abstract]
Public Utilities, Rate Case, Deferred Storm Costs Threshold					$ 8,000
Electric Transmission
Revenue Recognition
Annual depreciation provision					2.80%	2.80%	2.90%
Gas Transmission Equipment
Revenue Recognition
Annual depreciation provision					3.40%	3.40%	3.40%
Common Plant
Revenue Recognition
Annual depreciation provision					8.50%	11.40%	11.60%
Maximum
Self Insurance [Abstract]
Public Utilities, Rate Case, Approved Effective Annual Rate Percentage Increase (Decrease)								3.00%
Subsidiaries [Member]
Accounting Policies [Line Items]
Area of service territory | mi²	6,000		6,000		6,000
Revenue Recognition
Excise taxes collected	$ 47,600	$ 43,600	$ 167,500	$ 172,100
Allowance for doubtful accounts					$ 7,472	$ 7,385